SEGMENT AND GEOGRAPHIC DATA (The reconciliation of EBIT to Net Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Segment Reporting [Abstract]
EBIT									$ 3,460	[1],[2],[3],[4]	$ 3,047	[1],[2],[3],[4]	$ 2,387	[1],[2],[3],[4]
Interest Expense — Net									80		114		88
Income Tax Provision									898	[5]	888	[5]	692	[5]
Net Income Attributable to Monsanto Company	$ (249)	$ 909	$ 1,483	$ 339	$ (229)	$ 937	$ 1,211	$ 126	$ 2,482		$ 2,045		$ 1,607

[1]	Includes the income from operations of discontinued businesses and pre-tax noncontrolling interest.
[2]	EBIT is defined as earnings (loss) before interest and taxes; see the following table for reconciliation. Earnings (loss) is intended to mean net income (loss) attributable to Monsanto Company as presented in the Statements of Consolidated Operations under generally accepted accounting principles. EBIT is an operating performance measure for the two reportable segments.
[3]	Agricultural Productivity EBIT includes income of $17 million, $10 million and $3 million from discontinued operations for fiscal years 2013, 2012 and 2011, respectively.
[4]	EBIT includes restructuring charges for fiscal years 2012 and 2011. See Note 5 — Restructuring — for additional information.
[5]	Includes the income tax provision from continuing operations, the income tax benefit on noncontrolling interest and the income tax provision on discontinued operations.